CAPITAL LEASE OBLIGATIONS - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
MCP Lease Agreement [Member]
Capital Leased Assets [Line Items]
Lease agreement expire date	Jul. 11, 2033